LOANS AND THE ALLOWANCE FOR LOAN LOSSES	6 Months Ended
Jun. 30, 2011
LOANS AND THE ALLOWANCE FOR LOAN LOSSES
NOTE 6 – LOANS AND THE ALLOWANCE FOR LOAN LOSSES

Major classifications of loans as of June 30, 2011 and December 31, 2010 are summarized as follows:

	2011	2010
Commercial:
Real estate	$50,303	$41,970
Non-real estate	17,647	28,336
Construction and land development	8,630	10,388
Agricultural	29,107	26,982
Residential	35,707	30,669
Consumer	2,341	2,435

Total	$143,735	$140,780

At June 30, 2011 and December 31, 2010, respectively, the Company held $50.3 million and $42.0 million in commercial real estate and $8.6 million and $10.4 million in loans collateralized by construction and land development real estate, predominantly in the northern Illinois geographic area. Due to national, state and local economic conditions, values for commercial and development real estate have declined, and the market for these properties is depressed.

The following table presents the allowance for loan losses by portfolio segment as of June 30, 2011 and 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

	2011
Allowance for loan losses:
Balances, January 1	$1,515	$577	$633	$79	$497	$31	$31	$3,363
Provision for losses	247	(130)	(196)	7	132	(4)	344	400
Recoveries on loans	—	39	—	—	22	6	—	67
Loans charged off	(82)	(35)	(260)	—	(16)	(3)	—	(396)
Balances, June 30	$1,680	$451	$177	$86	$635	$30	$375	$3,434

	2010
Allowance for loan losses:
Balances, January 1	$906	$553	$380	$83	$310	$32	$70	$2,334
Provision for losses	77	(32)	223	18	194	(15)	75	540
Recoveries on loans	89	16	—	—	—	14	—	119
Loans charged off	(237)	(56)	(213)	(18)	(219)	(1)	—	(744)
Balances, June 30	$835	$481	$390	$83	$285	$30	$145	$2,249

The following table presents the recorded investment in loans and the related allowance for loan losses by portfolio segment and based on impairment method as of June 30, 2011.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$1,330	$1,029	$3,216	$360	$566	$—		$6,501
Collectively evaluated for impairment	48,973	16,618	5,414	28,747	35,141	2,341		137,234

Balances, June 30	$50,303	$17,647	$8,630	$29,107	$35,707	$2,341		$143,735

Allowance for loan losses:
Individually evaluated for impairment	$175	$109	$4	$—	$301	$—	$—	$589
Collectively evaluated for impairment	1,505	342	173	86	334	30	375	2,845

Balances, June 30	$1,680	$451	$177	$86	$635	$30	$375	$3,434

The following table presents the recorded investment in loans and the related allowance for loan losses by portfolio segment and based on impairment method as of December 31, 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$2,147	$2,111	$4,003	$359	$286	$—		$8,906
Collectively evaluated for impairment	39,823	26,225	6,385	26,623	30,383	2,435		131,874

Balances, December 31	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435		$140,780

Allowance for loan losses:
Individually evaluated for impairment	$48	$4	$377	$—	$97	$—	$—	$526
Collectively evaluated for impairment	1,467	573	256	79	400	31	31	2,837

Balances, December 31	$1,515	$577	$633	$79	$497	$31	$31	$3,363

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2011.

	Unpaid			Average	Interest
	Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With an allowance recorded:
Commercial:
Real estate	$1,330	$1,330	$175	$1,330	$9
Non-real estate	1,079	1,029	109	1,029	9
Construction and land development	2,242	2,123	4	2,123	—
Agricultural	—	—	—	—	—
Residential	308	308	301	310	5
Consumer	—	—	—	—	—
Total	$4,959	$4,790	$589	$4,792	$23

With no related allowance:
Commercial:
Real estate	$—	$—	$—	$—	$—
Non-real estate	—	—	—	—	—
Construction and land development	3,159	1,093	—	1,264	—
Agricultural	580	360	—	360	—
Residential	258	258	—	258	4
Consumer	—	—	—	—	—
Total	$3,997	$1,711	$—	$1,882	$4

Total:
Commercial:
Real estate	$1,330	$1,330	$175	$1,330	$9
Non-real estate	1,079	1,029	109	1,029	9
Construction and land development	5,401	3,216	4	3,387	—
Agricultural	580	360	—	360	—
Residential	566	566	301	568	9
Consumer	—	—	—	—	—
Total	$8,956	$6,501	$589	$6,674	$27

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010.

	Unpaid			Average	Interest
	Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With an allowance recorded:
Commercial:
Real estate	$114	$114	$48	$53	$—
Non-real estate	1,905	1,905	4	404	2
Construction and land development	—	—	377	379	—
Agricultural	—	—	—	—	—
Residential	286	286	97	64	2
Consumer	—	—	—	—	—
Total	$2,305	$2,305	$526	$900	$4

With no related allowance:
Commercial:
Real estate	$3,631	$2,033	$—	$1,278	$6
Non-real estate	206	206	—	129	—
Construction and land development	6,032	4,003	—	3,321	—
Agricultural	579	359	—	72	—
Residential	—	—	—	65	—
Consumer	—	—	—	—	—
Total	$10,448	$6,601	$—	$4,865	$6

Total:
Commercial:
Real estate	$3,745	$2,147	$48	$1,331	$6
Non-real estate	2,111	2,111	4	533	2
Construction and land development	6,032	4,003	377	3,700	—
Agricultural	579	359	—	72	—
Residential	286	286	97	129	2
Consumer	—	—	—	—	—
Total	$12,753	$8,906	$526	$5,765	$10

The following table presents the recorded investment in loans by class based on current payment and accrual status as of June 30, 2011 and December 31, 2010:

							Loans Past
	30-59	60-89	Greater	Total			Due Greater
	Days	Days	than 90	Past		Total	than 90 Days,	Loans on
	Past Due	Past Due	Days	Due	Current	Loans	Still Accruing	Nonaccrual

	June 30, 2011

Commercial:
Real estate	$96	$1,456	$1,492	$3,044	$47,258	$50,303	$360	$1,132
Non-real estate	47	—	932	979	16,668	17,647	—	932
Construction and land development	—	—	3,216	3,216	5,414	8,630	—	3,216
Agricultural	—	—	838	838	28,270	29,107	478	360
Residential	868	53	734	1,655	34,052	35,707	191	543
Consumer	14	—	22	36	2,305	2,341	22	—

Total	$1,025	$1,509	$7,234	$10,406	$133,967	$143,735	$1,051	$6,183

	December 31, 2010

Commercial:
Real estate	$872	$—	$1,717	$2,589	$39,381	$41,970	$143	$1,854
Non-real estate	248	—	2,058	2,306	26,030	28,336	—	2,107
Construction and land development	—	—	4,363	4,363	6,025	10,388	—	4,363
Agricultural	—	—	204	204	26,778	26,982	204	—
Residential	580	313	169	1,062	29,607	30,669	169	—
Consumer	5	—	—	5	2,430	2,435	—	—

Total	$1,705	$313	$8,511	$10,529	$130,251	$140,780	$516	$8,324

The Company utilizes an internal asset classification system as a means of reporting loans based on credit quality as follows:

Excellent – Grade 1: Loans secured by liquid collateral or other cash equivalents or backed by the full faith and credit of the United States Government or an agency thereof.

Good – Grade 2: Loans to businesses with strong financial statements and at least three consecutive years of profits. Loans secured by publicly traded marketable securities where there is no impediment to liquidation.

Satisfactory – Grade 3: Loans supported by financial statements that indicate average risk. Loan has exhibited two or more years of satisfactory repayment with a reasonable reduction of principal.

Satisfactory/Monitored – Grade 4: Considered to be of acceptable credit quality so long as the loan is given the proper level of management supervision.

Special Mention – Grade 5: Loans that possess some credit deficiency or potential weakness that deserve close attention.

Substandard – Grade 6: Loans that possess a defined credit weakness. The likelihood that the loan will be paid from the primary source of repayment is uncertain.

Doubtful – Grade 7: Credit weaknesses make full collection of principal highly improbable. Primary source of repayment is gone and there is considerable doubt as to the quality of the secondary source of repayment.

Loss – Grade 8: Loans are considered uncollectible and of such little value that continuing to carry them as assets is not feasible.

The Company categorizes homogenous loans (residential and consumer) possessing similar risk and loss characteristics into performing or nonperforming categories based on relevant information about the ability of the borrowers to service their debt. Such ability is determined based on the borrower’s current payment status. Performing loans are less than 90 days past due on payments owed to the Company. Nonperforming loans are loans greater than or equal to 90 days past due and still accruing interest, loans on nonaccrual, and/or loans considered to be troubled debt restructurings that are not performing under the modified terms of the loan agreement. The following table presents total loans by class based on their assigned classifications determined by management as of June 30, 2011 and December 31, 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Total

	June 30, 2011

Satisfactory	$5,654	$1,091	$273	$1,690	$—	$—	$8,708
Satisfactory/Monitored	40,942	13,048	2,108	24,568	—	—	80,666
Special Mention	1,521	1,816	1,945	302	—	—	5,584
Substandard	2,186	1,692	4,304	2,547	—	—	10,729
Performing	—	—	—	—	34,973	2,319	37,292
Nonperforming	—	—	—	—	734	22	756

Total	$50,303	$17,647	$8,630	$29,107	$35,707	$2,341	$143,735

	December 31, 2010

Satisfactory	$6,452	$1,263	$448	$1,233	$—	$—	$9,396
Satisfactory/Monitored	31,035	21,124	2,018	25,215	—	—	79,392
Special Mention	1,575	2,201	1,772	—	—	—	5,548
Substandard	2,908	3,371	6,150	534	—	—	12,963
Doubtful	—	377	—	—	—	—	377
Performing	—	—	—	—	30,500	2,435	32,935
Nonperforming	—	—	—	—	169	—	169

Total	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435	$140,780

Troubled Debt Restructurings

As of June 30, 2011 and December 31, 2010, the Company had one loan (residential) considered to be a troubled debt restructuring. The recorded investment outstanding pre-modification was $258,000, and was the same amount as of June 30, 2011. This loan was not performing as of June 30, 2011, but was performing as of December 31, 2010. The Company has no troubled debt restructurings that subsequently defaulted.